CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share Capital [member]	Share Premium [member]	Other Reserves [member]	Translation Reserve [member]	(Accumulated Losses) Retained Earnings [Member]	Non-controlling Interest [member]
Beginning Balance at Dec. 31, 2015	$ 200,167	$ 59	$ 232,005	$ 127,527	$ (4,511)	$ (208,428)	$ 53,515
Comprehensive income:
Profit (Loss) for the year	(60,646)	0	0	0	0	(49,092)	(11,554)
Currency translation differences	7,102	0	0	0	7,102	0	0
Total Comprehensive (loss) profit	(53,544)	0	0	0	7,102	(49,092)	(11,554)
Transactions with owners:
Share-based payment (Note 30)	3,367	1	6,032	0	0	(2,939)	273
Repurchase of shares (Note 26)	(1,991)	0	(1,991)	0	0	0	0
Dividends distribution to non-controlling interest	(6,406)	0	0	0	0	0	(6,406)
Total	(5,030)	1	4,041	0	0	(2,939)	(6,133)
Ending Balance at Dec. 31, 2016	141,593	60	236,046	127,527	2,591	(260,459)	35,828
Comprehensive income:
Profit (Loss) for the year	(17,837)	0	0	0	0	(24,228)	6,391
Currency translation differences	(512)	0	0	0	(512)	0	0
Total Comprehensive (loss) profit	(18,349)	0	0	0	(512)	(24,228)	6,391
Transactions with owners:
Share-based payment (Note 30)	4,075	1	3,145	0	0	754	175
Dividends distribution to non-controlling interest	(479)	0	0	0	0	0	(479)
Total	3,596	1	3,145	0	0	754	(304)
Ending Balance at Dec. 31, 2017	126,840	61	239,191	127,527	2,079	(283,933)	41,915
Comprehensive income:
Profit (Loss) for the year	102,667	0	0	0	0	72,415	30,252
Currency translation differences	(4,401)	0	0	0	(4,401)	0	0
Total Comprehensive (loss) profit	98,266	0	0	0	(4,401)	72,415	30,252
Transactions with owners:
Share-based payment (Note 30)	5,446	0	449	0	0	4,830	167
Repurchase of shares (Note 26)	(1,801)	(1)	(1,800)	0	0	0	0
Dividends distribution to non-controlling interest	(8,089)	0	0	0	0	0	(8,089)
Transactions with non-controlling interest (Note 35.1)	(77,641)	0	0	(13,396)	0	0	(64,245)
Total	(82,085)	(1)	(1,351)	(13,396)	0	4,830	(72,167)
Ending Balance at Dec. 31, 2018	$ 143,021	$ 60	$ 237,840	$ 114,131	$ (2,322)	$ (206,688)	$ 0